Finance income and expense	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Finance income and expense	Finance income and expense:

	2020	2019
Employee future benefit plan expense (note 19)	$(164)	$(208)
Pension administration expense	(110)	(120)
Investment and other income	1,181	3,411
Foreign exchange gain (loss)	4,875	(420)
Government levies	(1,500)	—
Finance income and other	$4,282	$2,663
Finance expense	$(1,303)	$(1,434)